CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Income before taxation for the period		$ 5,348	$ 14,354	$ 26,160	$ 19,702	$ 36,936
Adjustment for:
– Interest expense (net)		612	664	551	1,276	1,150
– Depreciation, depletion and amortisation	[1]	7,872	6,285	(348)	14,157	5,947
– Exploration well write-offs		204	236	189	440	268
– Net (gains)/losses on sale and revaluation of non-current assets and businesses		(53)	(45)	(334)	(98)	(527)
– Share of (profit)/loss of joint ventures and associates		(629)	(1,581)	(2,031)	(2,210)	(1,728)
– Dividends received from joint ventures and associates		884	896	1,245	1,780	2,171
– (Increase)/decrease in inventories		1,171	4,217	(6,833)	5,389	(11,747)
– (Increase)/decrease in current receivables		8,289	5,943	(4,066)	14,231	(14,071)
– Increase/(decrease) in current payables		(4,619)	(10,932)	6,656	(15,552)	14,150
– Derivative financial instruments		(907)	(2,336)	(1,779)	(3,244)	1,716
– Retirement benefits		14	15	123	30	370
– Decommissioning and other provisions		(236)	(84)	571	(320)	562
– Other	[1]	954	(330)	1,706	624	3,582
Tax paid		(3,773)	(3,144)	(3,155)	(6,917)	(5,310)
Cash flow from operating activities		15,130	14,159	18,655	29,289	33,470
Capital expenditure		(4,614)	(6,161)	(6,677)	(10,774)	(10,914)
Investments in joint ventures and associates		(436)	(307)	(264)	(743)	(1,019)
Investments in equity securities		(80)	(33)	(83)	(114)	(156)
Proceeds from sale of property, plant and equipment and businesses		362	1,479	783	1,841	1,340
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		100	257	51	357	190
Proceeds from sale of equity securities		18	2	4	20	16
Interest received		522	448	160	970	252
Other investing cash inflows		1,908	700	293	2,607	1,046
Other investing cash outflows		(794)	(623)	(474)	(1,417)	(1,236)
Cash flow from investing activities		(3,015)	(4,238)	(6,207)	(7,253)	(10,481)
Net increase/(decrease) in debt with maturity period within three months		(186)	(86)	640	(272)	772
Other debt:
– New borrowings		362	415	35	777	135
– Repayments		(1,774)	(1,453)	(2,531)	(3,228)	(5,072)
Interest paid		(1,158)	(869)	(1,090)	(2,027)	(1,747)
Derivative financial instruments		(152)	200	(828)	48	(1,311)
Change in non-controlling interest		2	(30)	2	(27)	5
Cash dividends paid to:
– Shell plc shareholders		(1,983)	(2,029)	(1,851)	(4,013)	(3,802)
– Non-controlling interest		(575)	(10)	(63)	(585)	(110)
Repurchases of shares		(3,624)	(4,291)	(5,541)	(7,915)	(9,013)
Shares held in trust: net sales/(purchases) and dividends received		86	(232)	78	(146)	(25)
Cash flow from financing activities		(9,003)	(8,385)	(11,150)	(17,388)	(20,168)
Effects of exchange rate changes on cash and cash equivalents		(93)	293	(688)	199	(822)
Increase/(decrease) in cash and cash equivalents		3,020	1,829	609	4,848	1,999
Cash and cash equivalents at beginning of period		42,074	40,246	38,360	40,246	36,970
Cash and cash equivalents at end of period		$ 45,094	$ 42,074	$ 38,970	$ 45,094	$ 38,970

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.